PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

Dear Stockholders:

The rapid advance of the high yield market during the first six weeks of 2001 gave way during the second half of the quarter to concerns over the weakening economic environment and uncertainty surrounding the telecommunication sector of the market. Despite this volatility during the quarter, investor sentiment with regard to high yield remained positive. Flows of funds into high yield mutual funds totaled approximately $7.0 billion for the quarter, a dramatic reversal from last year's first quarter when $3.5 billion flowed out of high yield funds.

The U.S. economy has slowed sharply in late 2000 and early 2001, particularly in the industrial and high tech areas. In addition, banks and the capital markets have tightened underwriting standards so that weaker companies have little or no access to new capital. These factors have been manifest in the high yield market in the form of high default rates, which appear to be approaching a cyclical peak. In response to the economic slowdown, the Federal Reserve has moved aggressively to reduce short-term interest rates since early January.

Although we remain cautious about the economic outlook, we believe that the high yield market is positioned to perform well as the economy recovers from the current slowdown. The market has factored in the risk of default in specific companies by driving riskier credits to very low prices, minimizing the impact of defaults on the market's performance, and most of the market remains at an attractive discount despite the rally in early 2001.

Overview of the First Quarter

For the three months ended March 31, 2001, the Pacholder High Yield Fund, Inc. (the "Fund") posted a total return of 2.35%, underperforming the Closed End High Yield Funds average total return of 3.35% (as reported by Thompson Financial) and the CS First Boston Domestic+ High Yield IndexTM (the "Index") total return of 5.30%. The Fund's relative underperformance during this quarter was primarily attributable to underweighting in the Cable and Financial sectors of the market and negative credit experience in the Services, Technology and Retailing areas.

The high yield market had a strong first quarter, and high yield outperformed most broad equity indices as well as most fixed income sectors. For the quarter, the NASDAQ Composite Index returned -25.44%, the S&P 500 returned - 11.83%, and the 10-year Treasury returned 1.6%.

The impact of the first steps in the high yield markets turnaround could be seen in the Index's average price, yield, and spread over Treasuries. For the quarter the average price of the Index rose 3.42 points from 75.03 to 78.45, its yield decreased 188 basis points from 14.93% to 13.05%, and its spread over the comparable Treasury decreased by 114 basis points, from 950 to 836. While the spread over Treasuries of high yield securities has decreased over the last quarter, an 836 basis points spread is still relatively wide when compared to the average spread over Treasuries over the last five years of 525 basis points.

The positive performance in the first quarter of 2001 was very broadly based across the Index's industry sectors, with 23 of the 26 industry sectors producing positive total returns. However, the Index's total return for the quarter was materially impacted by the fact that the largest industry sector (Fixed Communications) was by far the worst performing sector with a total return of -6.27%. The other two sectors that posted negative returns during the quarter were Communications: Mobile and Technology. Sectors that performed well during the quarter were Supermarket & Drug Stores, Health Care, Retailing and Restaurants. During the quarter the Fund had strong performance relative to the market in the Paper & Packaging, Media and Restaurant sectors and underperformed in the Retailing, Services and Cable segments of the market. The Fund's portfolio is well diversified, with investments in 158 issues in 31 different industries. Our highest concentration continues to be in the Telecommunications segment of the market, which accounted for 18.2% of the portfolio as of March 31, 2001. The Fund's concentration in Telecommunications is slightly less than the Index's 18.74% weighting in this sector.

Rights Offering

In February of this year we initiated a rights offering for our common shareholders to capitalize on what we believed were the exceptional opportunities available in the high yield market. We are pleased to report that the Fund successfully completed the offering on March 27, 2001. The offering was oversubscribed and raised approximately $30.6 million for the Fund. We invested a significant portion of the assets during April and completed the investment of the proceeds in early May. The high yield market continued to provide the Fund with a number of attractive opportunities during this time period. The offering allowed us to increase the Fund's exposure to companies in which it was already invested as well as add new names that we believe will enhance the diversification and total return potential of the Fund.

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Outlook

While the high yield market has had positive, although somewhat choppy, start to 2001, we continue to believe that the high yield market has the potential for significant price appreciation and total return as the economy begins to recover from its current weakness. We are cautiously positioning the Fund's portfolio with this expectation by opportunistically rotating out of fully val-ued defensive positions and into good quality cyclical issues that are trading at a discount to the market.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,



/s/ William J. Morgan


William J. Morgan
President

May 18, 2001

---------------------------------------
Please visit our web site, www.phf-hy.com, for information on the Fund's NAV, share price, news releases, and SEC filings. We created this site to provide shareholders quick and easy access to the timeliest information available re-garding the Fund.
---------------------------------------
DIVIDEND REINVESTMENT PLAN

The Fund's Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan, please contact Firstar Bank, N.A. Corporate Trust Services, 425 Walnut Street, ML 5125, P.O. Box 1118, Cincinnati, OH 45201-1118, and (800) 637-7549.

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------

CORPORATE DEBT SECURITIES -- 98.7%
AUTOMOTIVE -- 2.9%
Anchor Lamina, Inc., Sr Sub Nt, 9.875%, 2/1/08     $ 1,050 $    336,000   0.2%
Dura Operating Corp., Sr Sub Nt,
 9%, 5/1/09                                          1,600    1,408,000   0.8
Hayes Lemmerz International, Inc.,
 Sr Sub Nt, 9.125%, 7/15/07                          1,500    1,095,000   0.7
JL French Automotive Castings, Inc., Sr Sub Nt,
 11.5%, 6/1/09                                       1,000      420,000   0.3
Oshkosh Truck Corp., Sr Sub Nt, 8.75%, 3/1/08        1,500    1,485,000   0.9
                                                           ------------   ---
                                                              4,744,000   2.9
CABLE -- 3.5%
Charter Communications Holdings LLC, Sr Nt, 10%,
 4/1/09                                              2,000    2,075,000   1.3
Classic Cable, Inc., Sr Sub Nt,
 10.5%, 3/1/10                                         250      150,000   0.1
Classic Cable, Inc., Sr Sub Nt, 9.375%, 8/1/09       1,250      743,750   0.5
Mediacom LLC/Capital Corp., Sr Nt, 8.50%, 4/15/08    1,500    1,410,000   0.8
Mediacom LLC/Capital Corp., Sr Nt, 9.50%,
 1/15/03/2/                                            500      488,750   0.3
RCN Corp., Sr Nt, 10%, 10/15/07                      1,400      574,000   0.4
RCN Corp., Sr Disc Nt,
 0/9.8%, 2/15/08                                     1,000      220,000   0.1
                                                           ------------   ---
                                                              5,661,500   3.5
CHEMICALS -- 2.3%
ISP Holdings, Inc., Sr Nt,
 9.750%, 2/15/02                                     1,000      970,000   0.6
Marsulex, Inc., Sr Sub Nt,
 9.625%, 7/1/08                                      1,250    1,162,000   0.7
Philipp Brothers Chemicals, Inc.,
 Sr Sub Nt, 9.875%, 6/1/08                           1,750    1,137,500   0.7
Polymer Group, Inc., Sr Sub Nt,
 9%, 7/1/07                                            875      420,000   0.3
                                                           ------------   ---
                                                              3,690,000   2.3

                                                                       Percent
                                                    Par                of Net
Description                                        (000)     Value     Assets
------------------------------------------------------------------------------

COMMUNICATIONS: FIXED -- 9.8%
Alaska Communications Systems Holdings, Inc., Sr
 Sub Nt,
 9.375%, 5/15/09                                  $ 1,000   $  840,000   0.5%
Convergent Communications, Inc.,
 Sr Nt, 13%, 4/1/08/1/                              3,750      234,375   0.1
DTI Holdings, Inc., Sr Disc Nt, 0/12.5%, 3/1/08     3,750    1,481,250   0.9
Exodus Communications, Inc., Sr Nt 10.75%,
 12/15/09                                           1,320    1,023,000   0.6
Exodus Communications, Inc., Sr Nt 11.625%,
 7/15/10/2/                                           500      402,500   0.2
GCI, Inc., Sr Nt, 9.75%, 8/1/07                     1,500    1,455,000   0.9
Global Crossing Holdings, Ltd., Sr Nt, 9.125%,
 11/15/06                                           2,000    1,885,000   1.1
Level 3 Comm, Sr Nt,
 11.25%, 3/15/10                                    1,500    1,170,000   0.7
McLeod USA, Inc., Sr Nt,
 8.375%, 3/15/08                                    2,000    1,695,000   1.0
McLeod USA, Inc., Sr Nt,
 11.375%, 1/01/09                                     250      245,000   0.1
Metromedia Fiber Network, Inc., Sr Nt, 10%,
 12/15/09                                           1,500    1,245,000   0.8
Nextlink Communications, Inc., Sr Nt, 10.5%,
 12/1/09                                            1,500      915,000   0.6
Pathnet, Inc., Sr Nt,
 12.25%, 4/15/08/1/,/4/                             1,000      160,000   0.1
PSINet, Inc., Sr Nt, 10.5%, 12/1/06/1/              1,650      132,000   0.1
PSINet, Inc., Sr Nt, 10%, 2/15/05/1/                1,100       88,000   0.1
PSINet, Inc., Sr Nt, 11.5%, 11/1/08/1/                400       34,000   0.0
Time Warnter Telecom, Inc., Sr Nt, 10.125%,
 2/1/22                                               500      500,000   0.3
Tritel PCS, Inc., Sr Sub Nt,
 10.375%, 1/15/11/2/                                1,000      957,500   0.6
Williams Communications Group, Inc., Sr Nt,
 11.875%, 8/1/10                                      750      577,500   0.4
Williams Communications Group, Inc., Sr Nt,
 10.875%, 10/1/09                                   1,500    1,095,000   0.7
                                                          ------------   ---
                                                            16,135,125   9.8

--------------------------------------------------------------------------------

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------
COMMUNICATIONS: MOBILE -- 6.6%
Arch Communications Group, Inc.,
 Sr Nt, 12.75%, 7/1/07                             $ 1,100   $  354,750   0.2%
Arch Communications Group, Inc.,
 Sr Nt, 13.75%, 4/15/08                              1,250      415,625   0.3
Centennial Cellular, Sr Sub Nt, 10.75%, 12/15/08     2,375    2,256,250   1.4
Crown Castle Int'l Corp., Sr Nt, 0/10.375%,
 5/15/11                                             1,500    1,065,000   0.7
Crown Castle Int'l Corp., Sr Sub Nt, 9.5%, 8/1/11    1,000      992,500   0.6
Metrocall Inc., Sr Sub Nt,
 10.375%, 10/107/1/,/4/
Nextel Communications, Inc., Sr Nt, 9.375%,
 11/15/09                                            2,000    1,700,000   1.0
Price Communications Wireless, Inc., Sr Sec Nt,
 9.125%, 12/15/06                                    1,000    1,027,500   0.6
Rural Cellular Corp., Sr Sub Nt, 9.625%, 5/15/08     2,050    1,875,750   1.1
Telecorp PCS, Co Guar,
 0/11.625%, 4/15/09                                  1,500      997,500   0.6
                                                           ------------   ---
                                                             10,904,875   6.6
CONSUMER MANUFACTURING -- 1.9%
Chattem, Inc., Sr Sub Nt,
 8.875%, 4/1/08                                        569      489,340   0.3
Drypers Corp., Sr Nt,
 10.25%, 6/15/07/1/,/4/                              1,465       80,575   0.1
Home Products International, Inc.,
 Sr Sub Nt, 9.625%, 5/15/08                          1,595      877,250   0.5
JB Williams Holdings Inc., Sr Nt,
 12%, 3/1/04                                           375      363,750   0.2
Windmere Durable, Inc., Sr Sub Nt, 10.00%,
 7/31/08                                             1,500    1,365,000   0.8
                                                           ------------   ---
                                                              3,175,915   1.9
ENERGY -- 6.1%
Baytex Energy LTD, Sr Sub Nt,
 10.5% 2/15/11/2/                                      450      443,250   0.3
CMS Energy Corp., Sr Nt,
 9.875%, 10/15/07                                      450      481,433   0.3
Coho Energy, Inc., Sr Sub Nt, PIK, 15%,
 3/31/07/3/                                          2,311    2,311,250   1.4
Giant Industries Inc., Sr Sub Nt, 9.75%, 11/15/03      875      861,875   0.5
Giant Industries Inc., Sr Sub Nt,
 9%, 9/1/07                                          1,000      940,000   0.6
ICO, Inc., Sr Nt, 10.375%, 6/1/07                    1,725    1,725,000   1.0

                                                                       Percent
                                                    Par                of Net
Description                                        (000)     Value     Assets
------------------------------------------------------------------------------
ENERGY (Continued)
Orion Refining Corp., Sr Nt,
 10%, 11/15/04/2/                                 $ 3,153 $  2,143,947   1.3%
Orion Refining Corp., Sr Secd Bridge Nt, 10%,
 06/01/02/3/                                          611      618,204   0.4
Triton Energy LTD, Corp, Sr Nt, 8.875%, 10/1/07       500      516,250   0.3
                                                          ------------   ---
                                                            10,041,209   6.1
ENTERTAINMENT -- 2.1%
Bally Total Fitness Holding Corp., Sr Sub Nt,
 9.875%, 10/15/07                                   2,000    1,965,000   1.2
Six Flags, Inc., Sr Nt, 9.5%, 2/1/09/2/               500      507,500   0.3
Speedway Motorsports, Inc., Co Guar, 8.5%,
 8/15/07                                            1,000    1,012,500   0.6
                                                          ------------   ---
                                                             3,485,000   2.1
FOOD & BEVERAGE -- 2.2%
Cott Corp, Sr Nt, 8.5%, 5/1/07                      1,255    1,217,350   0.7
Ft. Biscuit Co., LLC, 1st Mtg,
 14%, 8/1/01/3/                                       500      500,000   0.3
Ft. Biscuit Co., LLC, Sub Nt,
 12%, 11/1/05/3/                                      500      500,000   0.3
Fresh Foods, Inc., Sr Nt,
 10.75%, 6/1/06                                     1,435      473,550   0.3
National Wine & Spirits, Inc., Sr Nt, 10.125%,
 1/15/09                                            1,000      990,000   0.6
                                                          ------------   ---
                                                             3,680,900   2.2
GENERAL INDUSTRIAL -- 10.5%
Airxcel, Inc., Sr Sub Nt, 11%, 11/15/07             1,500      780,000   0.5
Applied Extrusion Technologies,
 Sr Sub Nt, 11.5%, 4/1/02                             750      622,500   0.4
BRL Universal Equipment, Sr Nt, 8.875%,
 2/15/08/2/                                           415      428,488   0.2
Better Minerals and Aggregates Co., Sr Sub Nt,
 13%, 9/15/09                                       2,250    1,890,000   1.2
Columbus McKinnon Corp., Sr Sub Nt, 8.5%, 4/1/08    1,250    1,050,000   0.6
Communications Instruments, Inc.,
 Sr Sub Nt, 10%, 9/15/04                            2,130    1,853,100   1.1
Indesco International, Inc., Sr Sub Nt, 9.75%,
 4/15/08/1/,/4/                                     1,750      280,000   0.2
International Knife & Saw, Sr Sub Nt, 11.375%,
 11/15/06/1/                                        3,000    1,410,000   0.9
Jackson Products, Inc., Sr Sub Nt, 9.5%, 4/15/05    2,000    1,760,000   1.1
LLS Corp., Sr Sub Nt, 11.625%, 8/1/09               1,000      800,000   0.5
MMI Products, Inc., Sr Sub Nt, 11.25%, 4/15/07      2,000    1,985,000   1.2

--------------------------------------------------------------------------------
4

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------

GENERAL INDUSTRIAL (Continued)
Omega Cabinets, Ltd, Sr Sub Nt, 10.5%, 6/15/07     $ 2,250 $  2,317,500   1.4%
Precision Partners, Inc., Sr Sub Nt, 12%, 3/15/09    1,175      587,500   0.3
Westinghouse Air Brake, add on,
 Sr Nt, 9.375%, 6/15/05                                450      435,937   0.3
Westinghouse Air Brake, Sr Nt, 9.375%, 6/15/05       1,000      968,750   0.6
                                                           ------------  ----
                                                             17,168,775  10.5
HEALTH CARE -- 5.2%
Beverly Enterprises, Inc., Co Guar, 9%, 2/15/06        770      777,700   0.5
Concentra Operating Corp., Sr Sub Nt, 13%,
 8/15/09                                             1,500    1,560,000   1.0
Extendicare Health Services, Sr Sub Nt, 9.35%,
 12/15/07                                            2,000    1,670,000   1.0
Fresenius Medical Capital Trust, Co Guar, 9.0%,
 12/1/06                                             1,000    1,012,500   0.6
HCR Manor Care, Sr Nt,
 7.5%, 6/15/06                                       2,000    1,955,192   1.2
Healthsouth Corp., Sr Sub Nt, 10.75%, 10/1/08/2/     1,000    1,062,130   0.6
Quorum Health, Sr Sub Nt,
 8.75%, 11/1/05                                        510      515,100   0.3
                                                           ------------  ----
                                                              8,552,622   5.2
HOTELS & LODGING -- 2.3%
Host Marriot Travel Plaza, Sr Nt, 9.25%,
 10/1/07/2/                                          1,350    1,373,625   0.8
Prime Hospitality Corp., 1st Mtg, 9.25%, 1/15/06     1,000    1,020,000   0.6
Prime Hospitality Corp., Sr Sub Nt, 9.75%, 4/1/07    1,375    1,388,750   0.9
                                                           ------------  ----
                                                              3,782,375   2.3
MEDIA -- 11.8%
Ackerly Group, Inc., Sr Sub Nt,
 9%, 1/15/09                                         1,500    1,380,000   0.8
Cumulus Media, Inc., Sr Sub Nt, 10.375%, 7/1/08      2,000    1,870,000   1.1
Garden State Newspapers, Inc., Sr Sub Nt, 8.75%,
 10/1/09                                               800      776,000   0.5
Granite Broadcasting Corp., Sr Sub Nt, 10.375%,
 5/15/05                                             2,612    1,802,280   1.1
Lamar Media Corp., Sr Sub Nt, 9.25%, 8/15/07         1,000      970,000   0.6

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------

MEDIA (Continued)
Liberty Group Operating, Inc., Sr Sub Nt, 9.375%,
 2/1/08                                            $ 2,000 $  1,655,000   1.0%
Liberty Group Publishing, Inc., Sr Disc Nt,
 0/11.625%, 2/1/09                                   1,125      731,250   0.5
Perry-Judd, Sr Sub Nt,
 10.625%, 12/15/07                                   2,150    1,935,000   1.2
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09      1,330      917,700   0.6
Radio One, Inc., Sr Sub Nt,
 7/12%, 5/15/04                                      2,220    2,331,000   1.4
Salem Communications, Sr Sub Nt, 9.5%, 10/1/07       1,000    1,000,000   0.6
Sinclair Broadcasting Group, Inc, Sr Sub Nt, 10%,
 9/30/05                                               750      718,125   0.4
Spanish Broadcasting System, Co Guar, 9.625%,
 11/1/09                                               825      754,875   0.5
Tri-State Outdoor Media, Sr Nt,
 11%, 5/15/08                                        2,000    1,560,000   1.0
Young Broadcasting, Inc., Sr Sub Nt, 10%,
 3/1/11/2/                                             900      873,000   0.5
                                                           ------------  ----
                                                             19,274,230  11.8
METALS -- 1.8%
Echo Bay Mines Ltd., Jr Sub Debs, 11%, 4/1/27        1,000      253,750   0.2
LTV Corp., Sr Nt,
 11.75%, 11/15/09/1/,/4/                             1,000      100,000   0.1
NS Group, Inc., Sr Nt,
 13.5%, 7/15/03                                      2,500    2,525,000   1.5
                                                           ------------  ----
                                                              2,878,750   1.8
PAPER & PACKAGING -- 6.1%
Ainsworth Lumber Co. Ltd., Sr Nt, 12.5%,
 7/15/07/4/                                          3,000    2,550,000   1.6
Alabama Pine Pulp, Inc., Tranche B Bank Debt,
 9.48%, 6/30/05                                      1,201      120,063   0.1
Alabama Pine Pulp, Inc., Tranche C Bank Debt,
 10.75%%, 12/31/08                                   1,618      161,821   0.1
American Tissue, Inc., Sr Sec Nt, 12.5%, 7/15/06     2,250    1,957,500   1.2
Berry Plastics Corp., Sr Sub Nt, 12.25%, 4/15/04     1,750    1,645,000   1.0
Caraustar Industries, Sr Sub Nt, 9.875%,
 4/1/11/2/                                             500      481,875   0.3

--------------------------------------------------------------------------------

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------

PAPER & PACKAGING (Continued)
Crown Packaging, Ltd., Ser B Sr Nt, 10.75%,
 11/1/00/4/                                        $   921 $    736,709   0.4%
Millar Western Forest Products Ltd, Sr Nt,
 9.875%, 5/15/08                                       750      637,500   0.4
Portola Packaging Inc., Sr Nt, 10.75%, 10/1/05       2,150    1,655,500   1.0
                                                           ------------   ---
                                                              9,945,968   6.1
REAL ESTATE/BUILDING MATERIALS -- 1.4%
American Builders & Contractors Supply Co., Inc.,
 Sr Sub Nt, 10.625%, 5/15/07                         1,500    1,321,875   0.8
Associated Materials, Inc., Sr Sub Nt, 9.25%,
 3/1/08                                              1,000      950,000   0.6
                                                           ------------   ---
                                                              2,271,875   1.4
RESTAURANTS -- 2.4%
American Restaurant Group, Inc., Sr Nt, 11.5%,
 2/15/03                                             1,348    1,240,160   0.8
Apple South Inc., Sr Nt, 9.75%, 6/1/06               1,500      525,000   0.3
Avado Brands, Inc., Sr Sub Nt, 11.75%, 6/15/09/1/      500       50,000   0.0
Domino's, Inc., Sr Sub Nt,
 10.375%, 1/15/09                                      880      888,800   0.6
FM 1993A Corp., Sr Nt,
 9.75%, 11/1/03                                      1,150    1,150,000   0.7
                                                           ------------   ---
                                                              3,853,960   2.4
RETAILING -- 3.7%
Central Tractor, Sr Nt,
 10.625%, 4/1/07                                     1,500      300,000   0.2
Frank's Nursery & Crafts, Sr Sub Nt, 10.25%,
 3/1/08/1/,/4/                                       1,750      490,000   0.3
Group 1 Automotive, Inc., Sr Sub Nt, 10.875%,
 3/1/09                                              1,500    1,350,000   0.8
Guitar Center Mgmt., Sr Nt,
 11%, 7/1/06                                         1,520    1,476,300   0.9
Knoll Inc., Sr Sub Nt,
 10.875%, 3/15/06                                    1,525    1,540,250   1.0
Mattress Discounters Co., Sr Nt
 w/ warrant, 12.625%, 7/15/07                        1,000      860,000   0.5
                                                           ------------   ---
                                                              6,016,550   3.7
SERVICES -- 9.9%
American Eco Corp., Sr Nt,
 9.625%, 5/15/08/1/,/4/                              2,000       20,000   0.0
Coinmach Corp., Ser D Sr Nt, 11.75%, 11/15/05        1,750    1,776,250   1.1

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------

SERVICES (continued)
Coyne International Enterprises Corp., Sr Sub Nt,
 11.25%, 6/1/08                                    $ 2,500 $  1,243,750   0.8%
Kaiser Group Intl, Inc., Sr Sub Nt 13%,
 12/31/03/1/,/4/                                     5,959    1,668,520   1.0
King Pharmaceutical, Inc., Sr Sub Nt, 10.75%,
 2/15/09                                             1,283    1,369,602   0.8
Oglebay Norton Co., Sr Sub Nt,
 10%, 2/1/09                                         1,750    1,649,375   1.0
Pierce Leahy, Inc., Sr Nt,
 8.125%, 5/15/08                                     1,000      970,000   0.6
Pierce Leahy, Inc., Sr Sub Nt, 11.125%, 7/15/06      1,375    1,467,813   0.9
Rose Hills Co., Sr Sub Nt,
 9.5%, 11/15/04                                      1,750      872,812   0.5
Twin Laboratories, Inc., Sr Sub Nt, 10.25%,
 5/15/06                                               650      331,500   0.2
Volume Services America, Inc., Sr Sub Nt, 11.25%,
 3/1/09                                              1,750    1,601,250   1.0
Wesco Distribution, Inc., Sr Sub Nt, 9.125%,
 6/1/08                                              2,500    2,381,250   1.5
Williams Scotsman, Inc., Sr Nt, 9.875%, 6/1/07       1,000      895,000   0.5
                                                           ------------  ----
                                                             16,247,122   9.9
SUPERMARKETS & DRUG STORES -- 0.4%
Penn Traffic, Co., Sr Nt, 11%, 6/29/09                 877      736,680   0.4
                                                           ------------  ----
                                                                736,680   0.4
TECHNOLOGY -- 3.7%
Elgar Holdings, Inc., Sr Nt,
 9.875%, 2/1/08                                      1,000      680,000   0.4
Fisher Scientific International, Inc., Sr Sub Nt,
 add on, 9%, 2/1/08                                  2,000    1,995,000   1.2
Flextronics International Ltd, Sr Sub Nt, 8.75%,
 10/15/07                                            2,000    1,890,000   1.2
Viasystems, Inc., Sr Sub Nt,
 9.75%, 6/1/07                                       2,500    1,425,000   0.9
                                                           ------------  ----
                                                              5,990,000   3.7
TRANSPORTATION -- 2.1%
Atlantic Coast Airlines, Tranche C Pass-Thru
 Cert, 8.75%, 1/1/07/2/                              1,129    1,156,139   0.7
Moran Transportation Co., Bank Debt, 9.969%,
 12/31/05                                            2,444    2,370,437   1.4
                                                           ------------  ----
                                                              3,526,576   2.1
Total Corporate Debt Securities
 (amortized cost $201,606,045)                              161,764,007  98.7
                                                           ------------  ----

--------------------------------------------------------------------------------
6

PACHOLDER HIGH YIELD FUND, INC.
-------------------------------------------------------------------------------
Statement of Net Assets (concluded)
March 31, 2001 (Unaudited)
-------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets
-------------------------------------------------------------------------------

EQUITY INVESTMENTS -- 2.8%
Arch Wireless, Inc., Common Stock/1/               $10,000 $      6,250   0.0%
Arch Wireless, Inc., Warrants, 9/1/01/1/,/3/        23,483          734   0.0
Broadwing Communications, Inc., Pfd, 12.5%,
 2/15/09                                             2,000    2,060,000   1.3
Classic Communications, Inc., Common Stock/1/        5,250       10,500   0.0
Coho Energy, Inc., Common Stock/1/                  74,857      383,642   0.2
Convergent Communications, Inc., Common Stock/1/    10,800        1,013   0.0
DTI Holdings, Inc., Warrants, 3/1/08/1/,/3/         18,750            0   0.0
Ft. Biscuit Company, LLC, Warrant, 11/1/05/1/,/3/        1            0   0.0
Glasstech, Inc., Warrants, 6/30/04/1/,/3/            1,000            0   0.0
Gulf States Steel, Warrants, 4/15/03/1/,/3/            500            0   0.0
Harvard Industries, Inc., Common Stock/1/          191,199      296,358   0.2
Mattress Discounters, Warrants/1/,/3/                1,000            0   0.0
McLeod USA, Inc., Common Stock/1/                    6,414       55,722   0.0
Optel, Inc., Warrants/1/,/3/                           750            0   0.0
Orion Refining, CL A Conv Pfd Stock/1/                  97        7,081   0.0
Orion Refining, CL C Conv Pfd Stock/1/               1,522       69,251   0.1
Orion Refining Corp, Warrants/1/,/3/               450,780            0   0.0
Paging Network Do Brasil Holding Co. LLC,
 Warrants/1/,/3/                                       500            0   0.0
Pathnet Inc., Warrants, 4/15/08/1/                   1,000       10,000   0.0
Phonetel Technologies, Inc.,
 Common Stock/1/                                   286,900       48,773   0.0
Rural Cellular Corp., Pfd,
 11.375% PIK, 5/15/10                                1,370    1,054,900   0.6
Saberliner Corp., Warrants, 4/15/03/1/,/3/             500            0   0.0
Safety Components International, Inc., Common
 Stock/1/                                           53,517      214,068   0.1
San Jacinto Holdings,
 Common Stock/1/,/3/                                 2,246            0   0.0
XO Communications, Inc., Pfd,
 13.5% PIK, 6/1/10                                   1,432      443,921   0.3
                                                           ------------   ---
Total Equity Investments
 (cost $10,260,368)                                           4,662,213   2.8
                                                           ------------   ---

                                                                      Percent
                                                  Par                 of Net
Description                                      (000)     Value      Assets
-----------------------------------------------------------------------------

SECURITIES LENDING PROGRAM ASSETS -- 22.8%
Lehman Brothers Holdings, Inc.
 5.525%, dated 3/30/01, matures 4/2/01 (at
 amortized cost)                                $ 7,322 $  7,321,686     4.5%
Salomon Brothers Corp.
 5.5625%, dated 3/30/01, matures 4/2/01
 (at amortized cost)                             30,000   30,000,000    18.3
                                                        ------------   -----
Total Securities Lending
 Program Assets                                           37,321,686    22.8
                                                        ------------   -----
COMMERCIAL PAPER -- 8.4%
American Express Credit Corp., 4.80%, 4/4/01      2,750    2,748,853     1.6
Citicorp., 4.95%, 4/4/01                          2,750    2,748,864     1.7
Ford Motor Credit Corp.,
 4.80%, 4/4/01                                    2,750    2,748,900     1.7
General Electric Capital Corp.,
 4.95%, 4/4/01                                    2,750    2,748,864     1.7
General Motors Acceptance Corp., 4.85%, 4/4/01    2,750    2,748,889     1.7
                                                        ------------   -----
Total Commercial Paper
 (at amortized cost)                                      13,744,370     8.4
                                                        ------------   -----
TOTAL INVESTMENTS
 (amortized cost $262,932,469)                          $217,492,276   132.7
                                                        ------------   -----
Payable Upon Return of Securities Loaned                 (37,321,686)  (22.8)
Other Assets in Excess of Liabilities                    (16,210,648)   (9.9)
                                                        ------------   -----
Net Assets                                              $163,959,942   100.0
Less: Outstanding Preferred Stock                        (70,000,000)
                                                        ------------
Net Assets Applicable to 9,528,339 Shares of Common
 Stock Outstanding                                      $ 93,959,942
                                                        ============
Net Asset Value Per Common Share
 ($93,959,942/9,528,339)                                $       9.86
                                                        ============
-----------------------------------------------------------------------------

/1/ Non-income producing security.
/2/ Security exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $10,318,704 or 6.29% of net assets.
/3/ Board valued security. These securities amounted to $3,930,188 or 2.40% of net assets.
/4/ Securities in default.
-------------------------------------------------------------------------------
See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                        PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                             Directors and Officers

 William J. Morgan            John F. Williamson
 Chairman and President       Director


 James P. Shanahan, Jr.       George D. Woodard
 Secretary                    Director


 James E. Gibson              Daniel A. Grant
 Treasurer                    Director

                              Investment Objective
             A closed-end fund seeking a high level of total return
               through current income and capital appreciation by
           investing primarily in high-yield, fixed income securities of domestic companies.

                               Investment Advisor
                            Pacholder & Company, LLC

                                 Administrator
                    Kenwood Administrative Management, Inc.

                          Custodian and Transfer Agent
                               Firstar Bank, N.A.

                                 Legal Counsel
                           Kirkpatrick & Lockhart LLP

                              Independent Auditors
                             Deloitte & Touche LLP

                               Executive Offices
                        Pacholder High Yield Fund, Inc.
                              8044 Montgomery Road
                                   Suite 480
                             Cincinnati, Ohio 45236
                                 (513) 985-3200

                                    Web Site
                                 www.phf-hy.com

    This update is for the informa-tion of shareholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the pur-chase or sale of shares of the Fund or any securities mentioned in this update.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                       Pacholder High Yield Fund, Inc.



                              First Quarter Update
                                 March 31, 2001

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